Madison Mosaic Funds
550 Science Drive
Madison, WI  53711
480-443-9537

February 1, 2008

Filed Electronically by EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Madison Mosaic Government Money Market (the "Trust")
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 2-63713; File No. 811-2910

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Secretary and General Counsel

cc:

John Rashke, Esq., David Leahy, Esq.